Label	Element	Value
Virtus AllianzGI High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Strategy Trust

Supplement dated February 26, 2021, to the

Virtus AllianzGI High Yield Bond Fund Summary Prospectus

and the Virtus Strategy Trust Statutory Prospectus, each dated February 1, 2021

Important Notice to Investors

Virtus AllianzGI High Yield Bond Fund (“the Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AllianzGI High Yield Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Under “Fees and Expenses” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus, the second table is hereby replaced in its entirety with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
Virtus AllianzGI High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses(3)	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less: Fee Waiver and/or Expense Reimbursement(2)	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	rr_NetExpensesOverAssets	1.12%
Virtus AllianzGI High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses(3)	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	rr_NetExpensesOverAssets	1.76%
Virtus AllianzGI High Yield Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses(3)	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	rr_NetExpensesOverAssets	1.37%
Virtus AllianzGI High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(3)	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less: Fee Waiver and/or Expense Reimbursement(2)	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	rr_NetExpensesOverAssets	0.83%
Virtus AllianzGI High Yield Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(3)	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Less: Fee Waiver and/or Expense Reimbursement(2)	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	rr_NetExpensesOverAssets	0.80%
Virtus AllianzGI High Yield Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses(3)	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less: Fee Waiver and/or Expense Reimbursement(2)	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	rr_NetExpensesOverAssets	1.00%